Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income Per Share (Parentheticals) - $ / shares	3 Months Ended		4 Months Ended	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2023
Class A [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income Per Share (Parentheticals) [Line Items]
Diluted net income per ordinary shares	$ 0.07			$ 0.11
Class B [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income Per Share (Parentheticals) [Line Items]
Diluted net income per ordinary shares	$ 0.07			$ 0.11